Aug. 08, 2024
Supplement dated August 8, 2024 to the Summary Prospectus and Prospectus each dated December 15, 2023
Adasina Social Justice All Cap Global ETF | Adasina Social Justice All Cap Global ETF
JSTC
Adasina Social Justice All Cap Global ETF
Effective as the date of this supplement, the first paragraph of the section entitled “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 1 of the Prospectus is hereby amended and restated in its entirety to read as follows:

“The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by investing the Fund’s assets in a portfolio of global companies whose business practices are aligned with the social justice investment criteria (the “Social Justice Investment Criteria”) of Robasciotti & Associates, Inc., doing business as Adasina Social Capital (“Adasina” or the “Sub-Adviser”). Adasina works in partnership with social justice organizations to develop the Social Justice Investment Criteria that encompass racial, gender, economic, and climate justice, and which align with causes that advance social equity. The Fund is intended to provide an opportunity for investors to align their investments with social justice movements and in solidarity with social justice movements to have large-scale, systemic impact. Adasina believes that the Fund’s investment strategy and its application of the Social Justice Investment Criteria represent a more comprehensive standard than traditional environmental, social, and governance (“ESG”) investment strategies.  Adasina seeks to invest the Fund’s assets to achieve returns similar to those of the Adasina Social Justice Index (the “Index”), a data-driven index that is owned and maintained by Adasina, administered by EQM Indexes LLC (“EQM”), a VettaFi Company, and calculated and published by an independent calculation agent. The Fund’s portfolio is expected to consist of all or a representative sample of the securities in the Index.”